Commitments and Contingencies - Additional Information (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Line Items]
Contract receivable, due in next twelve months	$ 65,571,902
Contract receivable, due in year two	6,504,434
Long-term Debt	278,987,204	$ 303,167,029
MGC Aggressive Holdings Inc [Member]
Commitments and Contingencies Disclosure [Line Items]
Long-term Debt	22,916,664
Accrued Interest	$ 207,768
Equity Method Investment, Ownership Percentage	51.00%	51.00%
Percentage of outstanding Loan balance	49.00%
Joint Venture [Member] | MGC Aggressive Holdings Inc [Member]
Commitments and Contingencies Disclosure [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Financial Guarantee [Member] | Spacegas Inc., Financial Power Inc. and MGC Aggressive Holdings Inc. [Member]
Commitments and Contingencies Disclosure [Line Items]
Long-term Debt	$ 31,286,663
Accrued Interest	$ 302,674